UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-06260

The Quaker Investment Trust

309 Technology drive
Malvern, pa 19355
(Address of principal executive offices) (Zip code)

quaker investment trust
309 technology drive
malvern, pa 19355
 (Name and address of agent for service)

Registrant�s telephone number, including area code: 1-800-220-8888

Date of fiscal year end: June 30, 2010

Date of reporting period:  September 30, 2009

Item 1. Schedules of Investments

Schedule of Investments and Securities Sold Short

Quaker Long-Short Tactical Allocation Fund
September 30, 2009 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks - 63.59%

Communications - 2.96%
Telecommunications - 2.96%
Black Box Corp.	11,000	$ 275,990
Total Communications (Cost: $276,611)		275,990
Consumer, Cyclical - 12.13%
Airlines - 2.89%
US Airways Group, Inc. (a)	57,500	270,250

Apparel - 3.19%
Quiksilver, Inc. (a)	108,500	298,375

Retail - 6.05%
New York & Co., Inc. (a)	53,500	273,920
Zale Corp. (a)	40,700	291,005
		564,925

Total Consumer, Cyclical (Cost: $1,145,281)		1,133,550
Energy - 30.43%
Coal - 2.91%
International Coal Group, Inc. (a)	67,400	271,622

Energy-Alternate Sources - 2.88%
Headwaters, Inc. (a)	69,400	268,578

Oil & Gas - 12.49%
Clayton Williams Energy, Inc. (a)	9,959	299,965
McMoRan Exploration Co. (a)	38,200	288,410
Penn Virginia Corp.	12,700	290,957
W&T Offshore, Inc.	24,500	286,895
		1,166,227

Oil & Gas Services - 12.15%
Allis-Chalmers Energy, Inc. (a)	57,100	248,956
ION Geophysical Corp. (a)	82,700	291,104
Newpark Resources, Inc. (a)	88,700	284,727
Superior Well Services, Inc. (a)	32,037	310,118
		1,134,905

Total Energy (Cost: $2,910,769)		2,841,332
Financial - 2.59%
Banks - 2.59%
Synovus Financial Corp.	64,600	242,250
Total Financial (Cost: $278,872)		242,250
Technology - 9.05%
Computers - 2.90%
Imation Corp.	29,200	270,684

Software - 6.15%
Take-Two Interactive Software, Inc. (a)	24,600	275,766
THQ, Inc. (a)	43,600	298,224
		573,990

Total Technology (Cost: $852,835)		844,674
Utilities - 6.43%
Electric - 6.43%
Dynegy, Inc. (a)	121,800	310,590
RRI Energy, Inc.	40,600	289,884
		600,474

Total Utilities (Cost: $550,273)		600,474
Total Domestic Common Stocks
(Cost $6,014,641)		5,938,270

Foreign Common Stocks - 10.08%

Brazil - 3.03%
Airlines - 3.03%
Gol Linhas Aereas Inteligentes S.A. ADR(a)	27,500	282,425
Total Brazil (Cost: $283,583)		282,425

Canada - 3.27%
Mining - 3.27%
Golden Star Resources Ltd. (a)	90,500	304,985
Total Canada (Cost: $284,125)		304,985

South Africa - 3.78%
Mining - 3.78%
Harmony Gold Mining Co. Ltd. ADR	32,300	353,362
Total South Africa (Cost: $342,183)		353,362
Total Foreign Common Stocks
(Cost $909,891)		940,772

Exchange-Traded Funds - 12.03%

iShares Dow Jones US Medical Devices Index Fund	5,600	281,904
iShares Dow Jones US Oil Equipment & Services Index Fund	6,900	284,901
iShares MSCI EAFE Small Capital Index Fund	7,700	279,433
iShares Nasdaq Biotechnology Index Fund(a)	3,400	276,624
		1,122,862
Total Exchange-Traded Funds
(Cost $1,136,967)		1,122,862

	Par Value
Limited Partnerships - 3.72%

Crosstex Energy LP Warrants Expiration:(a)
	65,900	347,293
Total Limited Partnerships
(Cost $293,601)		347,293

Short-Term Investment - 1.75%

Time Deposit - 1.75%
SEB 0.03%, 10/01/2009	$ 163,181	163,181
Total Short-Term Investment
(Cost $163,181)		163,181
Total Investments
(Cost $8,518,281) - 91.17%		8,512,378
Other Assets in Excess of Liabilities, Net - 8.83%		824,699
Total Net Assets - 100.00%		$ 9,337,077

Schedule of Securities Sold Short	Number of Shares
Common Stock - 6.10%

Informatica Corp.	8,500	$ 191,930
Rovi Corp.	5,500	184,800
TIBCO Software, Inc.	20,300	192,647
Total Common Stock		569,377
Total Securities Sold Short (Proceeds: $567,429)		$ 569,377

ADR - American Depositary Receipt

Schedule of Investments

Quaker Global Tactical Allocation Fund
September 30, 2009 (unaudited)

	Number of Shares	Fair Value
Common Stocks - 93.91%

Australia - 1.54%
BHP Billiton Ltd. ADR	7,300	$ 481,873
Total Australia (Cost $475,791)		481,873
Bermuda - 2.03%
Bunge Ltd. (a)	10,200	638,622
Total Bermuda (Cost $618,653)		638,622
Canada - 11.37%
Fairfax Financial Holdings Ltd.	3,900	1,445,847
Potash Corp. of Saskatchewan (a)	3,420	308,963
Research In Motion Ltd. (b)	6,880	464,744
Suncor Energy, Inc.	27,700	957,312
Teck Resources Ltd. (a)(b)	14,400	397,008
		3,573,874
Total Canada (Cost $3,340,421)		3,573,874
China - 1.99%
PetroChina Co. Ltd. ADR(a)	4,100	466,375
Sohu.com, Inc. (a)(b)	2,300	158,194
		624,569
Total China (Cost $636,572)		624,569
Germany - 1.51%
Siemens AG ADR(a)	5,100	474,096
Total Germany (Cost $436,736)		474,096
Hong Kong - 1.66%
Melco Crown Entertainment Ltd. ADR(a)(b)	75,000	522,000
Total Hong Kong (Cost $492,109)		522,000
India - 3.11%
Satyam Computer Services Ltd. ADR	72,100	474,418
Sterlite Industries India Ltd. ADR(a)	31,500	503,055
		977,473
Total India (Cost $823,966)		977,473

Israel - 0.98%
Teva Pharmaceutical Industries Ltd. ADR	6,100	308,416
Total Israel (Cost $275,478)		308,416
Jersey, Channel Islands - 2.00%
Randgold Resources Ltd. ADR(a)	9,000	628,920
Total Jersey, Channel Islands (Cost $640,470)		628,920
Switzerland - 7.35%
ABB Ltd. ADR(b)	31,800	637,272
ACE Ltd. (b)	11,302	604,205
UBS AG (a)(b)	25,200	461,412
Xstrata PLC ADR(b)	203,400	608,166
		2,311,055
Total Switzerland (Cost $1,869,124)		2,311,055
United States - 60.37%
Abercrombie & Fitch Co.	9,500	312,360
Amgen, Inc. (b)	17,500	1,054,025
Anadarko Petroleum Corp.	17,800	1,116,594
Apple, Inc. (b)	3,910	724,797
Bank of America Corp.	37,500	634,500
Biogen Idec, Inc. (b)	11,900	601,188
Boston Scientific Corp. (b)	38,400	406,656
Brocade Communications Systems, Inc. (b)	39,800	312,828
Cisco Systems, Inc. (b)	20,600	484,924
Citigroup, Inc.	69,300	335,412
Cliffs Natural Resources, Inc.	14,700	475,692
Dell, Inc. (b)	20,400	311,304
DIRECTV Group, Inc. (a)(b)	11,900	328,202
Fifth Third Bancorp	25,800	261,354
Freeport-McMoRan Copper & Gold, Inc.	9,200	631,212
General Electric Co. (a)	44,100	724,122
Goldman Sachs Group, Inc. (a)	4,170	768,739
Google, Inc. (b)	960	476,016
Halliburton Co.	23,500	637,320
Keycorp	9,000	58,500
Kohl's Corp. (b)	5,600	319,480
Las Vegas Sands Corp. (a)(b)	35,600	599,504
McKesson Corp. (a)	8,500	506,175
Mead Johnson Nutrition Co. (a)	10,000	451,100
MEMC Electronic Materials, Inc. (b)	13,600	226,168
Merck & Co., Inc. (a)	27,400	866,662
Netezza Corp. (b)	31,500	354,060
Noble Energy, Inc.	5,700	375,972
Pfizer, Inc. (a)	39,300	650,415
Praxair, Inc.	5,000	408,450
Protective Life Corp. (a)	8,900	190,638
Qualcomm, Inc.	14,400	647,712
SunTrust Banks, Inc.	17,523	395,144
Talbots, Inc. (a)	18,000	166,140
Target Corp. (a)	6,600	308,088
The Mosaic Co.	9,520	457,626
United States Steel Corp. (a)	8,500	377,145
Wynn Resorts Ltd. (a)(b)	3,040	215,506
XTO Energy, Inc.	9,400	388,408
Yahoo!, Inc. (b)	23,400	416,754
		18,976,892
Total United States (Cost $16,746,936)		18,976,892
Total Common Stocks
(Cost $26,356,256)		29,517,790

Real Estate Investment Trust - 0.96%

Chimera Investment Corp.	79,100	302,162
Total Real Estate Investment Trust
(Cost $297,491)		302,162

Short-Term Investments - 37.61%	Number of Shares	Fair Value

Investment Trust - 29.50%
Invesco AIM Liquid Assets Portfolio, 0.273%(c)(d)	9,274,136	9,274,136
Time Deposit - 8.11%
Citibank 0.03%, 10/01/2009	$ 2,549,758	2,549,758

Total Short-Term Investments
(Cost $11,823,894)	11,823,894
Total Investments
(Cost $38,477,641) - 132.48%	41,643,846
Liabilities in Excess of Other Assets, Net (32.48)%	(10,210,538)
Total Net Assets - 100.00%	$ 31,433,308

ADR - American Depositary Receipt

(a)	All or a portion of the security out on loan.
(b)	Non-income producing security.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	The rate shown is the annualized seven-day yield at period end.

	Number of Contracts	Fair Value
Call Options Written - 0.0%

Wynn Resorts Ltd. Expiration: October, 2009 Exercise Price: $80.00	5	$ 500
Total Options Written (Premiums Received $564)		$ 500

Schedule of Investments

Quaker Small-Cap Growth Tactical Allocation Fund
September 30, 2009 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks - 43.03%

Communications - 12.21%
Internet - 4.74%
ActivIdentity Corp. (a)	43,700	$121,049
Infospace, Inc. (a)	33,200	256,968
Keynote Systems, Inc. (a)	15,700	148,051
		526,068

Telecommunications - 7.47%
3Com Corp. (a)	31,000	162,130
8x8, Inc. (a)	58,000	51,040
Atheros Communications, Inc. (a)	6,900	183,057
Plantronics, Inc.	10,000	268,100
RF Micro Devices, Inc. (a)	30,100	163,443
		827,770
Total Communications (Cost: $1,356,223)		1,353,838
Consumer, Cyclical - 3.76%
Distribution & Wholesale - 1.70%
Core-Mark Holding Co., Inc. (a)	6,600	188,760

Retail - 2.06%
hhgregg, Inc. (a)	13,500	228,690

Total Consumer, Cyclical (Cost: $417,158)		417,450

Consumer, Non-cyclical - 6.76%
Commercial Services - 5.19%
Corinthian Colleges, Inc. (a)	14,400	267,264
Lincoln Educational Services Corp. (a)	13,450	307,736
		575,000

Household Products - 1.57%
Ennis, Inc.	10,800	174,204
Total Consumer, Non-cyclical (Cost: $697,351)		749,204
Energy - 3.30%
Oil & Gas Services - 3.30%
Global Industries Ltd. (a)	27,000	256,500
Powersecure International, Inc. (a)	16,105	109,192
		365,692

Total Energy (Cost: $381,505)		365,692
Healthcare - 11.39%
Healthcare-Products - 2.78%
Micrus Endovascular Corp. (a)	23,800	308,210

Pharmaceuticals - 8.61%
Hi-Tech Pharmacal Co., Inc. (a)	9,500	213,180
Medicis Pharmaceutical Corp.	14,050	299,968
NBTY, Inc. (a)	7,000	277,060
Viropharma, Inc. (a)	17,100	164,502
		954,710

Total Healthcare (Cost: $1,129,901)		1,262,920
Industrial - 0.90%
Machinery-Construction & Mining - 0.90%
Bucyrus International, Inc.	2,800	99,736

Total Industrial (Cost: $87,814)		99,736
Technology - 4.71%
Semiconductors - 3.59%
Cirrus Logic, Inc. (a)	52,000	289,120
TriQuint Semiconductor, Inc. (a)	14,170	109,392
		398,512

Software - 1.12%
DemandTec, Inc. (a)	14,000	123,620

Total Technology (Cost: $504,658)		522,132
Total Domestic Common Stocks
(Cost $4,574,610)		4,770,972

Foreign Common Stocks - 17.12%

Canada - 4.07%
Media - 2.04%
Corus Entertainment, Inc.	13,300	225,967
Mining - 2.03%
Northgate Minerals Corp. (a)	84,000	225,120
Total Canada (Cost: $348,937)		451,087

Cayman Islands - 2.37%
Insurance - 2.37%
Greenlight Capital Re Ltd. (a)	14,000	263,200
Total Cayman Islands (Cost: $267,038)		263,200

China - 5.10%
Advertising - 0.72%
China Mass Media Corp. ADR(a)	22,000	79,420
Auto Parts & Equipment - 1.03%
China Automotive Systems, Inc. (a)	12,300	114,267
Lodging - 1.80%
Home Inns & Hotels Management, Inc. ADR(a)	6,700	199,995
Telecommunications - 1.55%
China GrenTech Corp. Ltd. ADR(a)	36,300	172,425
Total China (Cost: $574,295)		566,107

India - 2.08%
Software - 2.08%
Patni Computer Systems Ltd. ADR	12,450	230,325
Total India (Cost: $185,972)		230,325

Israel - 1.82%
Internet - 1.82%
Answers Corp. (a)	12,000	111,000
Clicksoftware Technologies Ltd. (a)	14,400	90,576
		201,576
Total Israel (Cost: $175,405)		201,576

Mexico - 1.68%
Iron/Steel - 1.68%
Grupo Simec SAB de CV ADR(a)	22,800	185,820
Total Mexico (Cost: $182,484)		185,820
Total Foreign Common Stocks
(Cost $1,734,131)		1,898,115

Exchange-Traded Fund - 4.60%

ProShares UltraShort Russell2000	10,925	510,416
Total Exchange-Traded Fund
(Cost $545,981)		510,416

Short-Term Investment - 37.50%

Time Deposit - 37.50%
Citibank 0.03%, 10/01/2009	$4,157,460	4,157,460
Total Short-Term Investment
(Cost $4,157,460)		4,157,460
Total Investments
(Cost $11,012,182) - 102.25%		11,336,963
Liabilities in Excess of Other Assets, Net (2.25)%		(249,116)
Total Net Assets - 100.00%		$11,087,847

ADR - American Depositary Receipt

(a) Non-income producing security.

Schedule of Investments

Quaker Strategic Growth Fund
September 30, 2009 (unaudited)

	Number of Shares	Fair Value
Common Stocks - 90.87%
Basic Materials - 15.52%
Chemicals - 4.48%
Monsanto Co.	30,890	$ 2,390,886
Potash Corp. of Saskatchewan (a)	63,850	5,768,209
Praxair, Inc.	116,500	9,516,885
The Mosaic Co.	179,010	8,605,010
		26,280,990
Iron & Steel Production - 4.15%
Cliffs Natural Resources, Inc.	318,700	10,313,132
Nucor Corp. (a)	126,200	5,932,662
United States Steel Corp. (a)	183,200	8,128,584
		24,374,378
Mining - 6.89%
BHP Billiton Ltd. ADR	67,100	4,429,271
Freeport-McMoRan Copper & Gold, Inc.	171,600	11,773,476
Newmont Mining Corp.	199,098	8,764,294
Sterlite Industries India Ltd. ADR(a)	201,600	3,219,552
Xstrata PLC ADR(b)	4,099,900	12,258,701
		40,445,294
Total Basic Materials (Cost: $82,459,466)		91,100,662
Communications - 8.15%
Internet - 3.38%
Google, Inc. (b)	18,000	8,925,300
Sohu.com, Inc. (a)(b)	43,500	2,991,930
Yahoo!, Inc. (b)	444,700	7,920,107
		19,837,337
Media - 1.12%
DIRECTV Group, Inc. (a)(b)	238,400	6,575,072
Telecommunications - 3.65%
Cisco Systems, Inc. (b)	393,400	9,260,636
Qualcomm, Inc.	271,100	12,194,078
		21,454,714
Total Communications (Cost: $44,133,429)		47,867,123
Consumer, Cyclical - 7.33%
Auto Manufacturers - 0.95%
Ford Motor Co. (a)(b)	771,200	5,560,352
Lodging - 3.34%
Las Vegas Sands Corp. (a)(b)	857,200	14,435,248
Wynn Resorts Ltd. (a)(b)	72,800	5,160,792
		19,596,040
Retail - 3.04%
Abercrombie & Fitch Co.	177,600	5,839,488
Kohl's Corp. (b)	107,300	6,121,465
Target Corp. (a)	126,400	5,900,352
		17,861,305
Total Consumer, Cyclical (Cost: $34,679,437)		43,017,697
Consumer, Non-cyclical - 2.50%
Agriculture - 1.54%
Bunge Ltd. (a)	144,200	9,028,362
Food - 0.96%
Kroger Co.	273,700	5,649,168
Total Consumer, Non-cyclical (Cost: $13,717,192)		14,677,530
Energy - 12.33%
Coal - 1.16%
Massey Energy Co.	243,900	6,802,371
Oil & Gas - 9.13%
Anadarko Petroleum Corp.	334,300	20,970,639
Noble Energy, Inc.	111,900	7,380,924
Suncor Energy, Inc.	517,500	17,884,800
XTO Energy, Inc.	177,590	7,338,019
		53,574,382
Oil & Gas Services - 2.04%
Halliburton Co.	441,900	11,984,328
Total Energy (Cost: $61,545,674)		72,361,081
Financial - 16.29%
Banks - 11.25%
Bank of America Corp.	700,900	11,859,228
Citigroup, Inc.	1,296,500	6,275,060
Fifth Third Bancorp	483,900	4,901,907
Goldman Sachs Group, Inc. (a)	77,960	14,371,926
Keycorp	170,800	1,110,200
Morgan Stanley	308,200	9,517,216
SunTrust Banks, Inc.	329,925	7,439,809
Synovus Financial Corp. (a)	480,700	1,802,625
UBS AG (a)(b)	479,000	8,770,490
		66,048,461
Insurance - 5.04%
ACE Ltd. (b)	213,100	11,392,326
Berkshire Hathaway, Inc. (b)	4,440	14,754,120
Protective Life Corp. (a)	161,200	3,452,904
		29,599,350
Total Financial (Cost: $82,563,130)		95,647,811
Healthcare - 17.20%
Biotechnology - 5.33%
Amgen, Inc. (b)	328,800	19,803,624
Biogen Idec, Inc. (b)	228,000	11,518,560
		31,322,184
Healthcare-Products - 2.83%
Boston Scientific Corp. (b)	779,300	8,252,787
Medtronic, Inc.	227,000	8,353,600
		16,606,387
Healthcare-Services - 0.96%
Aetna, Inc.	202,700	5,641,141
Pharmaceuticals - 8.08%
McKesson Corp. (a)	158,500	9,438,675
Mead Johnson Nutrition Co. (a)	203,400	9,175,374
Merck & Co., Inc. (a)	520,200	16,453,926
Pfizer, Inc. (a)	745,900	12,344,645
		47,412,620
Total Healthcare (Cost: $88,121,909)		100,982,332
Industrial - 4.44%
Engineering & Construction - 2.04%
ABB Ltd. ADR(b)	597,700	11,977,908
Miscellaneous Manufacturing - 2.40%
General Electric Co. (a)	859,300	14,109,706
Total Industrial (Cost: $21,639,387)		26,087,614
Technology - 7.11%
Computers - 5.10%
Apple, Inc. (b)	73,460	13,617,280
Dell, Inc. (b)	385,000	5,875,100
Netezza Corp. (b)	149,400	1,679,256
Research In Motion Ltd. (b)	129,380	8,739,619
		29,911,255
Semiconductors - 0.72%
MEMC Electronic Materials, Inc. (b)	255,500	4,248,965
Software - 1.29%
Oracle Corp.	200,900	4,186,756
Satyam Computer Services Ltd. ADR(a)	518,500	3,411,730
		7,598,486
Total Technology (Cost: $39,368,632)		41,758,706
Total Common Stocks
(Cost $468,228,256)		533,500,556

Real Estate Investment Trust - 1.32%

Annaly Capital Management, Inc.	427,904	7,762,179
Total Real Estate Investment Trust
(Cost $6,600,722)		7,762,179

Short-Term Investments - 27.58%

Investment Trust - 25.68%
Invesco AIM Liquid Assets Portfolio, 0.273%(c)(d)	150,726,630	150,726,630
Time Deposit - 1.90%
Citibank 0.03%, 10/01/2009	$ 11,167,713	11,167,713
Total Short-Term Investments
(Cost $161,894,343)		161,894,343
Total Investments
(Cost $636,723,321) - 119.77%		703,157,078
Liabilities in Excess of Other Assets, Net (19.77)%		(116,062,587)
Total Net Assets - 100.00%		$ 587,094,491

ADR	-	American Depositary Receipt

(a)	All or a portion of the security out on loan.
(b)	Non-income producing security.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	The rate shown is the annualized seven-day yield at period end.

	Number of Contracts	Fair Value
Call Options Written - 0.0%

Wynn Resorts Ltd. Expiration: October, 2009 Exercise Price: $80.00	93	$ 9,300
Total Options Written (Premiums Received $10,485)		$ 9,300

Schedule of Investments

Quaker Capital Opportunites Fund
September 30, 2009 (unaudited)

	Number of Shares	Fair Value
Common Stocks - 101.43%
Basic Materials - 6.60%
Chemicals - 6.60%
Air Products & Chemicals, Inc.	2,500	$ 193,950
Monsanto Co.	9,000	696,600
		890,550
Total Basic Materials (Cost: $824,556)		890,550
Communications - 12.86%
Internet - 7.35%
Google, Inc. (a)	2,000	991,700
Telecommunications - 5.51%
AT&T, Inc.	27,500	742,775
Total Communications (Cost: $1,554,716)		1,734,475
Consumer, Cyclical - 2.65%
Retail - 2.65%
CVS Caremark Corp.	10,000	357,400
Total Consumer, Cyclical (Cost: $299,100)		357,400
Consumer, Non-cyclical - 11.56%
Beverages - 1.09%
PepsiCo, Inc.	2,500	146,650
Commercial Services - 7.08%
Mastercard, Inc.	2,500	505,375
Visa, Inc.	6,500	449,215
		954,590
Cosmetics & Personal Care - 3.39%
Colgate-Palmolive Co.	6,000	457,680
Total Consumer, Non-cyclical (Cost: $1,498,033)		1,558,920
Energy - 19.85%
Oil & Gas - 17.16%
ConocoPhillips	12,500	564,500
Devon Energy Corp.	8,500	572,305
Exxon Mobil Corp.	2,000	137,220
Total S.A. ADR	12,000	711,120
XTO Energy, Inc.	8,000	330,560
		2,315,705
Oil & Gas Services - 2.69%
Weatherford International Ltd.	17,500	362,775
Total Energy (Cost: $2,749,905)		2,678,480
Financial - 0.52%
Banks - 0.52%
JPMorgan Chase & Co.	1,000	43,820
State Street Corp.	500	26,300
		70,120
Total Financial (Cost: $43,557)		70,120
Healthcare - 14.15%
Biotechnology - 9.84%
Gilead Sciences, Inc. (a)	15,000	698,700
Life Technologies Corp.	13,500	628,425
		1,327,125
Pharmaceuticals - 4.31%
Teva Pharmaceutical Industries Ltd. ADR	11,500	581,440
Total Healthcare (Cost: $1,640,404)		1,908,565
Industrial - 8.11%
Electronics - 4.37%
Thermo Fisher Scientific, Inc. (a)	13,500	589,545
Miscellaneous Manufacturing - 3.74%
Danaher Corp.	7,500	504,900
Total Industrial (Cost: $1,029,354)		1,094,445
Technology - 25.13%
Computers - 12.66%
Hewlett-Packard Co.	10,000	472,100
International Business Machines Corp.	6,000	717,660
Microsoft Corp.	20,000	517,800
		1,707,560
Software - 12.47%
Activision Blizzard, Inc. (a)	50,000	619,500
Dun & Bradstreet Corp.	6,500	489,580
Oracle Corp.	27,500	573,100
		1,682,180
Total Technology (Cost: $3,024,687)		3,389,740
Total Common Stocks
(Cost $12,664,312)		13,682,695

Short-Term Investment - 0.45%

Time Deposit - 0.45%
Citibank 0.03%, 10/01/2009	$ 60,293	60,293
Total Short-Term Investment
(Cost $60,293)		60,293
Total Investments
(Cost $12,724,605) - 101.88%		13,742,988
Liabilities in Excess of Other Assets, Net (1.88)%		(253,144)
Total Net Assets - 100.00%		$13,489,844

ADR - American Depositary Receipt

(a) Non-income producing security.

	Number of Contracts	Fair Value
Call Options Written - 1.38%

AT&T, Inc. Expiration: January, 2010 Exercise Price: $25.00	200	$ 48,800
ConocoPhillips Expiration: January, 2010 Exercise Price: $45.00	100	29,000
Gilead Sciences, Inc. Expiration: January, 2010 Exercise Price: $45.00	120	48,000
Monsanto Co. Expiration: January, 2010 Exercise Price: $85.00	90	23,850
Oracle Corp. Expiration: January, 2010 Exercise Price: $20.00	200	36,000
Total Options Written (Premiums Received $226,628)		$185,650

Schedule of Investments

Quaker Mid-Cap Value Fund
September 30, 2009 (unaudited)

	Number of Shares	Fair Value
Common Stocks - 93.30%
Basic Materials - 5.75%
Chemicals - 3.70%
CF Industries Holdings, Inc.	1,515	$130,638
FMC Corp. (a)	1,870	105,188
Sigma-Aldrich Corp.	3,085	166,528
		402,354
Iron & Steel Production - 2.05%
Steel Dynamics, Inc.	14,485	222,200
Total Basic Materials (Cost: $482,459)		624,554
Communications - 1.63%
Advertising - 1.63%
Interpublic Group of Cos, Inc. (b)	23,550	177,096
Total Communications (Cost: $131,317)		177,096
Consumer, Cyclical - 10.56%
Apparel - 2.09%
VF Corp.	3,130	226,706
Home Builders - 1.36%
Toll Brothers, Inc. (b)	7,545	147,429
Retail - 7.11%
Abercrombie & Fitch Co.	7,340	241,339
Darden Restaurants, Inc.	4,540	154,950
Foot Locker, Inc.	18,055	215,757
Tiffany & Co.	4,165	160,478
		772,524
Total Consumer, Cyclical (Cost: $948,173)		1,146,659
Consumer, Non-cyclical - 8.60%
Agriculture - 1.79%
Bunge Ltd. (a)	3,100	194,091
Commercial Services - 1.84%
Hewitt Associates, Inc. (b)	5,505	200,547
Food - 3.54%
Hormel Foods Corp.	5,980	212,410
SYSCO Corp.	6,935	172,335
		384,745
Household Products - 1.43%
Church & Dwight Co., Inc.	2,735	155,184
Total Consumer, Non-cyclical (Cost: $896,137)		934,567
Energy - 7.52%
Oil & Gas - 5.93%
Atwood Oceanics, Inc. (b)	5,045	177,937
St Mary Land & Exploration Co.	7,555	245,235
Valero Energy Corp.	11,365	220,368
		643,540
Oil & Gas Services - 1.59%
Smith International, Inc. (a)	6,035	173,204
Total Energy (Cost: $751,895)		816,744
Financial - 21.45%
Banks - 6.28%
Comerica, Inc. (a)	8,725	258,871
Keycorp	38,255	248,657
PNC Financial Services Group, Inc. (a)	3,585	174,195
		681,723
Diversified Financial Services - 6.67%
Ameriprise Financial, Inc.	6,850	248,861
Invesco Ltd.	8,890	202,336
Raymond James Financial, Inc. (a)	11,770	274,006
		725,203
Insurance - 7.11%
Everest Re Group Ltd.	1,470	128,919
Reinsurance Group of America, Inc.	5,195	231,697
Unum Group (a)	9,665	207,217
White Mountains Insurance Group Ltd.	665	204,162
		771,995
Savings & Loans - 1.39%
First Niagara Financial Group, Inc.	12,235	150,858
Total Financial (Cost: $1,837,389)		2,329,779
Healthcare - 9.97%
Healthcare-Products - 3.55%
Patterson Cos., Inc. (b)	7,715	210,234
Zimmer Holdings, Inc. (a)(b)	3,285	175,583
		385,817
Healthcare-Services - 1.89%
Laboratory Corp. of America Holdings (b)	3,125	205,312
Pharmaceuticals - 4.53%
Cephalon, Inc. (a)(b)	3,850	224,224
Forest Laboratories, Inc. (b)	9,095	267,757
		491,981
Total Healthcare (Cost: $1,004,284)		1,083,110
Industrial - 10.80%
Aerospace & Defense - 1.59%
L-3 Communications Holdings, Inc.	2,155	173,090
Electronics - 3.69%
Trimble Navigation Ltd. (b)	9,525	227,743
Waters Corp. (a)(b)	3,095	172,886
		400,629
Hand/ & Machine Tools - 1.51%
Lincoln Electric Holdings, Inc.	3,450	163,703
Metal Fabricate & Hardware - 2.13%
Precision Castparts Corp.	2,275	231,754
Transportation - 1.88%
Norfolk Southern Corp.	4,730	203,910
Total Industrial (Cost: $970,172)		1,173,086
Technology - 5.29%
Office & Business Equipment - 1.96%
Pitney Bowes, Inc. (a)	8,570	212,965
Software - 3.33%
Check Point Software Technologies (b)	4,635	131,402
Intuit, Inc. (b)	8,080	230,280
		361,682
Total Technology (Cost: $526,989)		574,647
Utilities - 11.73%
Electric - 7.60%
DPL, Inc.	10,890	284,229
Pepco Holdings, Inc.	13,435	199,913
PG&E Corp.	3,230	130,782
Xcel Energy, Inc.	10,945	210,582
		825,506
Gas - 4.13%
Centerpoint Energy, Inc.	18,660	231,944
Energen Corp.	5,020	216,362
		448,306
Total Utilities (Cost: $1,245,966)		1,273,812
Total Common Stocks
(Cost $8,794,781)		10,134,054

Real Estate Investment Trusts - 4.65%

Health Care REIT, Inc.	3,940	163,983
Host Hotels & Resorts, Inc.	14,940	175,844
ProLogis	13,865	165,270
		505,097
Total Real Estate Investment Trusts
(Cost $392,944)		505,097

Short-Term Investments - 24.26%

Investment Trust - 22.08%
Invesco AIM Liquid Assets Portfolio, 0.273%(c)(d)	2,398,854	2,398,854
Time Deposit - 2.18%
Citibank 0.03%, 10/01/2009	$ 236,470	236,471
Total Short-Term Investments
(Cost $2,635,324)		2,635,325
Total Investments
(Cost $11,823,049) - 122.21%		13,274,476
Liabilities in Excess of Other Assets, Net (22.21)%		(2,412,732)
Total Net Assets - 100.00%		$10,861,744

(a)	All or a portion of the security out on loan.
(b)	Non-income producing security.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	The rate shown is the annualized seven-day yield at period end.

Schedule of Investments

Quaker Small-Cap Value Fund
September 30, 2009 (unaudited)

	Number of Shares	Fair Value
Common Stocks - 95.20%
Basic Materials - 5.13%
Chemicals - 4.02%
Cabot Corp.	16,800	$388,248
HB Fuller Co.	22,000	459,800
Lubrizol Corp. (a)	15,200	1,086,192
NewMarket Corp.	9,600	893,184
OM Group, Inc. (b)	13,100	398,109
Schulman A, Inc.	29,900	595,907
		3,821,440
Forest Products & Paper - 0.75%
Schweitzer-Mauduit International, Inc. (a)	13,000	706,680
Mining - 0.36%
Kaiser Aluminum Corp.	9,400	341,784
Total Basic Materials (Cost: $3,721,738)		4,869,904
Communications - 9.95%
Internet - 4.97%
Cogent Communications Group, Inc. (b)	41,900	473,470
Earthlink, Inc. (a)	87,700	737,557
i2 Technologies, Inc. (b)	27,400	439,496
j2 Global Communications, Inc. (a)	30,900	711,009
NetFlix, Inc. (a)(b)	18,800	867,996
S1 Corp. (b)	38,100	235,458
TIBCO Software, Inc. (b)	50,000	474,500
Valueclick, Inc. (b)	58,900	776,891
		4,716,377
Media - 0.74%
Scholastic Corp.	28,900	703,426
Telecommunications - 4.24%
3Com Corp. (b)	80,600	421,538
ADC Telecommunications, Inc. (b)	44,200	368,628
Arris Group, Inc. (a)(b)	50,800	660,908
Netgear, Inc. (b)	22,200	407,370
NeuStar, Inc. (b)	36,000	813,600
Plantronics, Inc.	24,400	654,164
Telephone & Data Systems, Inc.	12,700	393,827
USA Mobility, Inc.	23,700	305,256
		4,025,291
Total Communications (Cost: $8,639,001)		9,445,094
Consumer, Cyclical - 15.20%
Airlines - 0.94%
Republic Airways Holdings, Inc. (a)(b)	57,200	533,676
Skywest, Inc. (a)	22,000	364,760
		898,436
Apparel - 1.98%
Deckers Outdoor Corp. (b)	6,600	560,010
Steven Madden Ltd. (b)	22,900	842,949
True Religion Apparel, Inc. (a)(b)	18,300	474,519
		1,877,478
Auto Parts & Equipment - 1.03%
ATC Technology Corp.	33,700	665,912
WABCO Holdings, Inc.	14,700	308,700
		974,612
Distribution & Wholesale - 2.50%
Houston Wire & Cable Co. (a)	25,500	281,775
Ingram Micro, Inc. (b)	39,600	667,260
Tech Data Corp. (b)	19,200	798,912
WESCO International, Inc. (a)(b)	21,800	627,840
		2,375,787
Entertainment - 0.83%
National CineMedia, Inc.	23,900	405,583
Shuffle Master, Inc. (b)	41,100	387,162
		792,745
Home Furnishings - 0.55%
Tempur-Pedic International, Inc. (b)	27,600	522,744
Housewares - 0.40%
Toro Co. (a)	9,500	377,815
Retail - 6.40%
AnnTaylor Stores Corp. (b)	47,400	753,186
BJ's Wholesale Club, Inc. (b)	8,400	304,248
Bob Evans Farms, Inc.	16,800	488,208
California Pizza Kitchen, Inc. (b)	39,000	609,180
Charlotte Russe Holding, Inc. (b)	38,800	679,000
Chipotle Mexican Grill, Inc. (a)(b)	4,200	407,610
First Cash Financial Services, Inc. (b)	37,900	649,227
Jo-Ann Stores, Inc. (b)	13,800	370,254
JOS A Bank Clothiers, Inc. (b)	8,600	385,022
PF Chang's China Bistro, Inc. (a)(b)	22,400	760,928
Texas Roadhouse, Inc. (b)	29,900	317,538
The Cheesecake Factory, Inc. (b)	18,900	350,028
		6,074,429
Toys & Games & Hobbies - 0.57%
Marvel Entertainment, Inc. (b)	10,900	540,858
Total Consumer, Cyclical (Cost: $12,895,588)		14,434,904
Consumer, Non-cyclical - 10.60%
Commercial Services - 8.06%
AerCap Holdings NV (b)	27,500	249,425
AMN Healthcare Services, Inc. (b)	68,200	648,582
Corporate Executive Board Co. (a)	28,800	717,120
Dollar Financial Corp. (a)(b)	31,900	511,038
DynCorp International, Inc. (b)	39,600	712,800
Hewitt Associates, Inc. (b)	23,900	870,677
Kenexa Corp. (b)	45,600	614,688
PHH Corp. (b)	38,800	769,792
Rent-A-Center, Inc. (b)	19,400	366,272
RR Donnelley & Sons Co.	28,000	595,280
TeleTech Holdings, Inc. (b)	42,600	726,756
Universal Technical Institute, Inc. (a)(b)	3,800	74,860
Wright Express Corp. (b)	27,200	802,672
		7,659,962
Food - 1.61%
Fresh Del Monte Produce, Inc. (b)	15,300	345,933
J&J Snack Foods Corp.	8,200	354,158
Lancaster Colony Corp. (a)	16,100	825,447
		1,525,538
Household Products - 0.93%
Ennis, Inc.	24,200	390,346
Helen of Troy Ltd. (b)	25,500	495,465
		885,811
Total Consumer, Non-cyclical (Cost: $9,509,858)		10,071,311
Energy - 5.15%
Coal - 0.44%
Walter Industries, Inc.	7,000	420,420
Oil & Gas - 2.80%
CVR Energy, Inc. (b)	23,500	292,340
Hercules Offshore, Inc. (a)(b)	98,100	481,671
Holly Corp. (a)	31,100	796,782
Patterson-UTI Energy, Inc.	47,200	712,720
SEACOR Holdings, Inc. (b)	4,500	367,335
		2,650,848
Oil & Gas Services - 1.91%
Cal Dive International, Inc. (b)	39,700	392,633
Exterran Holdings, Inc. (a)(b)	38,900	923,486
Oil States International, Inc. (b)	14,200	498,846
		1,814,965
Total Energy (Cost: $4,440,213)		4,886,233
Financial - 13.94%
Banks - 3.14%
Banco Latinoamericano de Exportaciones S.A.	41,900	595,818
Bank of the Ozarks, Inc.	15,700	416,521
City Holding Co. (a)	13,300	396,473
International Bancshares Corp. (a)	27,200	443,632
Oriental Financial Group, Inc. (a)	42,000	533,400
Park National Corp. (a)	10,200	595,068
		2,980,912
Diversified Financial Services - 3.66%
GFI Group, Inc.	53,800	388,974
Investment Technology Group, Inc. (b)	21,900	611,448
Knight Capital Group, Inc. (b)	30,900	672,075
optionsXpress Holdings, Inc.	37,200	642,816
SWS Group, Inc.	19,800	285,120
TradeStation Group, Inc. (b)	39,400	321,110
World Acceptance Corp. (a)(b)	22,100	557,141
		3,478,684
Insurance - 6.71%
American Physicians Capital, Inc.	11,333	326,504
Amerisafe, Inc. (b)	21,900	377,775
Delphi Financial Group, Inc.	25,900	586,117
Endurance Specialty Holdings Ltd. (a)	11,900	433,993
FPIC Insurance Group, Inc. (b)	8,700	291,885
Horace Mann Educators Corp.	31,900	445,643
Infinity Property & Casualty Corp.	15,100	641,448
Montpelier Re Holdings Ltd.	39,800	649,536
Platinum Underwriters Holdings Ltd.	25,100	899,584
Safety Insurance Group, Inc.	18,600	612,312
StanCorp Financial Group, Inc.	16,800	678,216
Unitrin, Inc.	21,900	426,831
		6,369,844
Savings & Loans - 0.43%
NewAlliance Bancshares, Inc.	38,300	409,810
Total Financial (Cost: $13,633,872)		13,239,250
Healthcare - 13.24%
Biotechnology - 0.41%
Cubist Pharmaceuticals, Inc. (a)(b)	19,100	385,820
Healthcare-Products - 3.77%
Hill-Rom Holdings, Inc.	34,800	757,944
Hologic, Inc. (b)	25,800	421,572
Invacare Corp. (a)	35,100	782,028
Orthofix International NV (b)	28,100	825,859
STERIS Corp. (a)	12,200	371,490
Techne Corp.	6,800	425,340
		3,584,233
Healthcare-Services - 5.32%
Health Net, Inc. (b)	51,700	796,180
Healthspring, Inc. (b)	45,000	551,250
Inventiv Health, Inc. (b)	25,100	419,923
Kindred Healthcare, Inc. (b)	17,700	287,271
Lincare Holdings, Inc. (a)(b)	25,800	806,250
Magellan Health Services, Inc. (b)	23,600	733,016
RehabCare Group, Inc. (b)	22,300	483,687
Triple-S Management Corp. (b)	22,900	384,033
WellCare Health Plans, Inc. (a)(b)	23,900	589,135
		5,050,745
Pharmaceuticals - 3.74%
Endo Pharmaceuticals Holdings, Inc. (b)	29,500	667,585
Herbalife Ltd.	22,900	749,746
Par Pharmaceutical Cos., Inc. (b)	24,100	518,391
PharMerica Corp. (b)	32,900	610,953
Sepracor, Inc. (b)	28,300	648,070
USANA Health Sciences, Inc. (a)(b)	10,500	358,155
		3,552,900
Total Healthcare (Cost: $12,109,329)		12,573,698
Industrial - 9.28%
Aerospace & Defense - 1.24%
Cubic Corp.	12,000	473,640
Ducommun, Inc.	16,600	313,906
Triumph Group, Inc.	8,100	388,719
		1,176,265
Building Materials - 1.41%
Apogee Enterprises, Inc.	46,800	702,936
Lennox International, Inc.	17,700	639,324
		1,342,260
Electronics - 1.70%
Avnet, Inc. (b)	18,600	483,042
Benchmark Electronics, Inc. (a)(b)	44,900	808,200
Multi-Fineline Electronix, Inc. (b)	11,300	324,423
		1,615,665
Engineering & Construction - 1.22%
Dycom Industries, Inc. (b)	54,400	669,120
KBR, Inc.	16,700	388,943
Michael Baker Corp. (b)	3,000	109,020
		1,167,083
Machinery-Diversified - 0.70%
Chart Industries, Inc. (b)	15,600	336,804
Gardner Denver, Inc. (b)	9,400	327,872
		664,676
Metal Fabricate & Hardware - 0.33%
LB Foster Co. (b)	10,200	311,916
Miscellaneous Manufacturing - 1.19%
Carlisle Cos., Inc.	11,100	376,401
John Bean Technologies Corp.	20,900	379,753
LSB Industries, Inc. (b)	23,600	367,452
		1,123,606
Transportation - 1.49%
Diana Shipping, Inc.	42,800	556,400
Genco Shipping & Trading Ltd. (a)	23,200	482,096
Tsakos Energy Navigation Ltd. (a)	24,100	377,165
		1,415,661
Total Industrial (Cost: $8,603,317)		8,817,132
Technology - 8.76%
Computers - 1.25%
Insight Enterprises, Inc. (b)	17,600	214,896
Lexmark International, Inc. (b)	18,000	387,720
MicroStrategy, Inc. (b)	8,200	586,628
		1,189,244
Semiconductors - 3.79%
Amkor Technology, Inc. (b)	85,000	584,800
Cirrus Logic, Inc. (b)	71,000	394,760
Integrated Device Technology, Inc. (b)	54,400	367,744
Intersil Corp.	28,200	431,742
QLogic Corp. (b)	28,900	497,080
Silicon Laboratories, Inc. (b)	8,200	380,152
Tessera Technologies, Inc. (b)	16,600	462,974
Zoran Corp. (b)	41,100	473,472
		3,592,724
Software - 3.72%
Compuware Corp. (b)	48,400	354,772
JDA Software Group, Inc. (b)	18,500	405,890
Progress Software Corp. (b)	33,700	763,305
Quest Software, Inc. (a)(b)	23,800	401,030
Synchronoss Technologies, Inc. (b)	26,200	326,714
SYNNEX Corp. (a)(b)	19,700	600,456
VeriFone Holdings, Inc. (a)(b)	43,000	683,270
		3,535,437
Total Technology (Cost: $6,633,130)		8,317,405
Utilities - 3.95%
Electric - 2.19%
Alliant Energy Corp.	22,900	637,765
Mirant Corp. (b)	42,300	694,989
NorthWestern Corp. (a)	8,800	214,984
NV Energy, Inc.	45,900	531,981
		2,079,719
Gas - 1.76%
Energen Corp.	17,800	767,180
National Fuel Gas Co. (a)	19,800	907,038
		1,674,218
Total Utilities (Cost: $3,594,682)		3,753,937
Total Common Stocks
(Cost $83,780,728)		90,408,868

Real Estate Investment Trusts - 4.00%

DuPont Fabros Technology, Inc.(b)	49,700	662,501
HRPT Properties Trust(a)	54,800	412,096
LTC Properties, Inc.	23,700	569,748
National Health Investors, Inc.	21,900	693,135
PS Business Parks, Inc.(a)	13,900	713,348
Taubman Centers, Inc.	20,900	754,072
		3,804,900
Total Real Estate Investment Trusts
(Cost $3,358,182)		3,804,900

Short-Term Investments - 22.78%

Investment Trust - 22.10%
Invesco AIM Liquid Assets Portfolio, 0.273%(c)(d)	20,989,881	20,989,881
Time Deposit - 0.68%
Citibank 0.03%, 10/01/2009	$ 641,167	641,167
Total Short-Term Investments
(Cost $21,631,048)		21,631,048
Total Investments
(Cost $108,769,958) - 121.98%		115,844,816
Short-Term Investments - 22.78%
Liabilities in Excess of Other Assets, Net (21.98)%	(20,876,837)
Total Net Assets - 100.00%	$ 94,967,979

(a)	All or a portion of the security out on loan.
(b)	Non-income producing security.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	The rate shown is the annualized seven-day yield at period end.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

For U.S. federal income tax purposes, the cost of securities owned (including proceeds for securities sold short), gross appreciation, gross depreciation, and net unrealized appreciation (depreciation) of investments at September 30, 2009 for each Fund were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Global Tactical Allocation	$ 38,477,077	$ 3,326,287	$ (160,018)	$ 3,166,269
Long-Short Tactical Allocation	7,950,851	209,750	(217,600)	(7,850)
Small-Cap Growth Tactical Allocation	11,012,182	503,395	(178,614)	324,781
Strategic Growth	636,712,835	70,009,784	(3,574,841)	66,434,943
Capital Opportunities	12,497,977	1,267,263	(207,902)	1,059,361
Mid-Cap Value	11,823,049	1,620,291	(168,864)	1,451,427
Small-Cap Value	108,769,958	12,668,379	(5,593,251)	7,074,858

The Funds under U.S Generally Accepted Accounting Principles adopted the Financial Accounting Standards Board Fair Value Measurements disclosure requirements, effective July 1, 2008.  In accordance with the requirements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  The disclosure requirement also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.  Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds.  Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 -  quoted prices in active markets for identical investments
Level 2 -  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -  significant unobservable  inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2009:

	Quoted Prices	Significant Other	Significant
Quaker Global Tactical Allocation	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs	Value at
Category	(Level 1)	(Level 2)	(Level 3)	9/30/2009
Australia	$ 481,873	$ 0	$ 0	$ 481,873
Bermuda	638,622	0	0	638,622
Canada	3,573,874	0	0	3,573,874
China	624,569	0	0	624,569
Germany	474,096	0	0	474,096
Hong Kong	522,000	0	0	522,000
India	977,473	0	0	977,473
Israel	308,416	0	0	308,416
Jersey, Channel Islands	628,920	0	0	628,920
Switzerland	2,311,055	0	0	2,311,055
REITS	302,162	0	0	302,162
United States	18,976,892	0	0	18,976,892
Short-Term Instruments	11,823,894	0	0	11,823,894
	$ 41,643,846	$ 0	$ 0	$ 41,643,846
Call Options Written	$ (500)	$ (0)	$ (0)	$ (500)

Total	$ 41,643,346	$ 0	$ 0	$ 41,643,346

	Quoted Prices	Significant Other	Significant
Quaker Long-Short Tactical Allocation	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs	Value at
Category	(Level 1)	(Level 2)	(Level 3)	9/30/2009
Brazil	$ 282,425	$ 0	$ 0	$ 282,425
Canada	304,985	0	0	304,985
South Africa	353,362	0	0	353,362
United States	5,938,270	0	0	5,938,270
Exchange Traded Funds	1,122,862	0	0	1,122,862
Limited Partnership	347,293	0	0	347,293
Short-Term Instruments	163,181	0	0	163,181
	$ 8,512,378	$ 0	$ 0	$ 8,512,378

Short Sales, at value	$ (569,377)	$ (0)	$ (0)	$ (569,377)

Total	$ 7,943,001	$ 0	$ 0	$ 7,943,001

	Quoted Prices	Significant Other	Significant
Quaker Small-Cap Growth Tactical Allocation	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs	Value at
Category	(Level 1)	(Level 2)	(Level 3)	9/30/2009
Exchange Traded Funds	$ 510,416	$ 0	$ 0	$ 510,416
Canada	451,087	0	0	451,087
Cayman Islands	263,200	0	0	263,200
China	566,107	0	0	566,107
India	230,325	0	0	230,325
Israel	201,576	0	0	201,576
Mexico	185,820	0	0	185,820
United States	4,770,972	0	0	4,770,972
Short-Term Instruments	4,157,460	0	0	4,157,460
	$ 11,336,963	$ 0	$ 0	$ 11,336,963

Total	$ 11,336,963	$ 0	$ 0	$ 11,336,963

	Quoted Prices	Significant Other	Significant
Quaker Strategic Growth	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs	Value at
Category	(Level 1)	(Level 2)	(Level 3)	9/30/2009
Basic Materials	$ 91,100,662	$ 0	$ 0	$ 91,100,662
Communications	47,867,123	0	0	47,867,123
Consumer, Cyclical	43,017,697	0	0	43,017,697
Consumer, Non-Cyclical	14,677,530	0	0	14,677,530
Energy	72,361,081	0	0	72,361,081
Financial	95,647,811	0	0	95,647,811
Healthcare	100,982,332	0	0	100,982,332
Industrial	26,087,614	0	0	26,087,614
Technology	41,758,706	0	0	41,758,706
Real Estate Investment Trust	7,762,179	0	0	7,762,179
Short-Term Instruments	161,894,343	0	0	161,894,343
	$ 703,157,078	$ 0	$ 0	$ 703,157,078

Call Options Written	$ (9,300)	$ (0)	$ (0)	$ (9,300)

Total	$ 703,147,778	$ 0	$ 0	$ 703,147,778

	Quoted Prices	Significant Other	Significant
Quaker Capital Opportunities	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs	Value at
Category	(Level 1)	(Level 2)	(Level 3)	9/30/2009
Basic Materials	$ 890,550	$ 0	$ 0	$ 890,550
Communications	1,734,475	0	0	1,734,475
Consumer, Cyclical	357,400	0	0	357,400
Consumer, Non-Cyclical	1,558,920	0	0	1,558,920
Energy	2,678,480	0	0	2,678,480
Financial	70,120	0	0	70,120
Healthcare	1,908,565	0	0	1,908,565
Industrial	1,094,445	0	0	1,094,445
Technology	3,389,740	0	0	3,389,740
Short-Term Instruments	60,293	0	0	60,293
	$ 13,742,988	$ 0	$ 0	$ 13,742,988

Call Options Written	$ (185,650)	$ (0)	$ (0)	$ (185,650)

Total	$ 13,557,338	$ 0	$ 0	$ 13,557,338

	Quoted Prices	Significant Other	Significant
Quaker Mid-Cap Value	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs	Value at
Category	(Level 1)	(Level 2)	(Level 3)	9/30/2009
Basic Materials	624,554	0	0	624,554
Communications	177,096	0	0	177,096
Consumer, Cyclical	1,146,659	0	0	1,146,659
Consumer, Non-Cyclical	934,567	0	0	934,567
Energy	816,744	0	0	816,744
Financial	2,329,779	0	0	2,329,779
Healthcare	1,083,110	0	0	1,083,110
Industrial	1,173,086	0	0	1,173,086
Technology	574,647	0	0	574,647
Utilities	1,273,812	0	0	1,273,812
Real estate Investment Trust	505,097	0	0	505,097
Short-Term Instruments	2,635,325	0	0	2,635,325
	$ 13,274,476	$ 0	$ 0	$ 13,274,476

Total	$ 13,274,476	$ 0	$ 0	$ 13,274,476

	Quoted Prices	Significant	Significant
Quaker Small-Cap Value	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs	Value at
Category	(Level 1)	(Level 2)	(Level 3)	9/30/2009
Basic Materials	$ 4,869,904	$ 0	$ 0	$ 4,869,904
Communications	9,445,094	0	0	9,445,094
Consumer, Cyclical	14,434,904	0	0	14,434,904
Consumer, Non-Cyclical	10,071,311	0	0	10,071,311
Energy	4,886,233	0	0	4,886,233
Financial	13,239,250	0	0	13,239,250
Healthcare	12,573,698	0	0	12,573,698
Industrial	8,817,132	0	0	8,817,132
Technology	8,317,405	0	0	8,317,405
Utilities	3,753,937	0	0	3,753,937
Real Estate Investment Trust	3,804,900	0	0	3,804,900
Short-Term Instruments	21,631,048	0	0	21,631,048
	$ 115,844,816	$ 0	$ 0	$ 115,844,816

Total	$ 115,844,816	$ 0	$ 0	$ 115,844,816

 Item 2. Controls and Procedures

1.
The registrant's principal executive and principal financial officers have determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.133 CERT

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quaker investment trust

By:           /S/Jeffry King_________________________
 Jeffry H. King, Sr., Chief Executive Officer

Date:        11/25/09_____________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /S/Jeffry King _______________________
 Jeffry H. King, Sr., Chief Executive Officer

Date:       11/25/09_____________________________

By:           /S/Laurie Keyes ______________________
 Laurie Keyes, Treasurer

Date:       11/25/09 ____________________________